Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	FEDERATED MANAGED ALLOCATION PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000915279
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 27, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011

Federated Balanced Allocation Fund

A Portfolio of Federated Managed Allocation Portfolios

Class A Shares (TICKER BAFAX)
Class B Shares (tICKER BAFBX)
Class C Shares (TICKER BAFCX)

SUPPLEMENT TO the summary PROSPECTUS DATED January 31, 2011

A Special Meeting of Shareholders of Federated Balanced Allocation Fund will be held at 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561, at 10:00 a.m. (Eastern Time), on November 8, 2011, for the following purpose:

To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Asset Allocation Fund would acquire all or substantially all of the assets of Federated Balanced Allocation Fund, a portfolio of Federated Managed Allocation Portfolios, in exchange for Class A Shares, Class B Shares and Class C Shares of Federated Asset Allocation Fund. The Shares of Federated Asset Allocation Fund held by Federated Balanced Allocation Fund would then be distributed to Federated Balanced Allocation Fund's Shareholders, pro rata, in complete liquidation and termination of Federated Balanced Allocation Fund. As a result of the reorganization, shareholders of Federated Balanced Allocation Fund will receive Shares of the corresponding share class of Federated Asset Allocation Fund.

If Shareholder approval of the above referenced proposal is granted, then upon such approval, please make the following changes to the applicable sections of the Summary Prospectus:

1. Under the heading entitled "What are the Fund's Main Investment Strategies?" please delete the section and replace it with the following:

"The Fund's investment objective is to provide capital appreciation. The Fund is a "Fund of Funds" and seeks to achieve its investment objective by investing primarily in the shares of other funds as set forth below ("Underlying Funds"). Under normal market conditions, the Fund expects to achieve a mix of approximately 50% of assets in equity securities and 50% of assets in fixed-income securities except to the extent the Fund maintains a cash position (e.g., in order to meet shareholder redemptions). The allocation of investments in each of the Underlying Funds set forth below may vary from time to time in an attempt to achieve the Fund's investment objective.

The Fund anticipates investing 40% to 50% of its assets in shares of the following Underlying Funds which invest primarily in equity securities ("Underlying Equity Funds"):

  Federated InterContinental Fund
  Federated Project and Trade Finance Core Fund
  iShares Russell 2000 Index Fund
  iShares Russell 1000 Index Fund
  iShares MSCI Emerging Markets Index Fund
  iShares MSCI EAFE Index Fund
  iShares MSCI Canada Index Fund

The Fund anticipates investing approximately 50% of its assets in share of the following Underlying Funds that invest primarily in fixed-income securities ("Underlying Fixed-Income Funds"):

  Federated High Yield Bond Portfolio
  Federated Mortgage Core Portfolio
  iShares Barclays Aggregate Bond Fund

The Fund decides how to allocate assets to Underlying Funds based upon: (i) the Adviser's outlook for the markets in which each Underlying Fund invests; (ii) the asset composition and anticipated performance of each Underlying Fund; and (iii) other global economic factors.

The Underlying Funds will, in turn invest in U.S. and foreign equity or fixed-income securities, depending upon the nature of each Underlying Fund's investment strategy. Underlying Funds may also invest in derivative contracts to implement their investment strategies. The investment strategy of each Underlying Fund is more fully described in the section of the Statutory Prospectus entitled "Information about the Underlying Funds." The Fund may also invest a portion of its assets directly in equity securities.

Certain of the Underlying Funds are exchange-traded funds (ETFs). The shares of ETFs are listed and traded on stock exchanges at market prices."

2. Under the heading entitled "What are the Main Risks of Investing in the Fund?" please delete the section and replace it with the following:

"All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. Shareholders of the Fund will be exposed to the risks of the Underlying Funds as described below.

The Underlying Funds are managed independently of the Fund and incur additional fees and/or expenses, which would therefore be borne indirectly by the Fund in connection with its investments in the Underlying Funds.

  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
  Sector Risk. Because an Underlying Fund may allocate relatively more assets to certain industry sectors than others, an Underlying Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Underlying Fund.
  Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because an Underlying Fund may invest in ADRs and other domestically traded securities of foreign companies, the Underlying Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Liquidity Risk. The equity securities and/or fixed-income securities in which an Underlying Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Underlying Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Underlying Fund could incur losses.
  Risk Related to Company Size. Because the smaller companies in which an Underlying Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more susceptible to adverse developments and more likely to fail than larger companies.
  Medium-Sized Companies Risk. An Underlying Fund may invest in mid-size companies. Mid-capitalization companies are more susceptible to adverse developments because they often have narrower markets and limited managerial and financial resources compared to larger, more established companies.
  Risk of Foreign Investing. Because an Underlying Fund invests in securities issued by foreign companies, the Underlying Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Currency Risk. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.
  Leverage Risk. Leverage risk is created when an investment (such as a derivative transaction) exposes the Underlying Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Underlying Fund's risk of loss and potential for gain.
  Interest Rate Risk. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall.
  Credit Risk. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Underlying Fund will fail to meet its obligations. This could cause the Underlying Fund to lose the benefit of the transaction or prevent the Underlying Fund from selling or buying other securities to implement its investment strategy.
  Call Risk. The Underlying Fund's performance may be adversely affected by the possibility than an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
  Mortgage-Backed Securities (MBS) Risk. A rise in interest rates may cause the value of MBS held by an Underlying Fund to decline. Certain MBS issued by government sponsored entities (GSEs) are not backed by the full faith and credit of the U.S. government. A non-agency MBS is subject to the risk that the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or a GSE. An Underlying Fund's investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS.
  Risk of Security Downgrades. The downgrade of the credit of a security held by an Underlying Fund may decrease its value. Fixed-income securities with lower ratings tend to have a higher probability that a borrower will default or fail to meet its payment obligations.
  Asset Segregation Risk. The requirement to secure its obligations in connection with certain transactions, including derivatives or other transactions that expose it to an obligation of another party, by owning underlying assets, entering into offsetting transactions or setting aside cash or liquid assets, may cause an Underlying Fund to miss favorable trading opportunities, or to realize losses on such offsetting transactions.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, an Underlying Fund holding such mortgages or MBS will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the prices of MBS may not rise to as great an extent as those of other fixed-income securities due to the potential prepayment of higher interest mortgages.
  Risk Associated with Noninvestment-Grade Securities. Securities rated below investment grade may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.
  Risk Related to the Economy. Lower grade bond returns are sensitive to changes in the economy.
  Risk of Loss After Redemption. An Underlying Fund may also invest in trade finance loan instruments primarily by investing in other investment companies (which are not available for general investment by the public) that own those instruments, is advised by an affiliate of the Adviser and is structured as an extended payment fund (EPF). In the EPF, an Underlying Fund, as shareholder, will bear the risk of investment loss during the period between when shares of such EPF are presented to the transfer agent of the EPF for redemption and when the net asset value of the EPF is determined for payment of the redeemed EPF shares.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to an Underlying Fund, and a potential reduction in gains to an Underlying Fund. Each of these issues is described in greater detail in the Prospectus. Derivative contracts and hybrid instruments may involve other risks described in the Prospectus or the Fund's Statement of Additional Information (SAI), such as stock market, interest rate, credit, currency, liquidity and leverage risks.
  Emerging Market Risk. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
  Custodial Services and Related Investment Costs Risk. Custodial services and other costs relating to investment in international securities markets generally are more expensive due to differing settlement and clearance procedures than those of the United States. The inability of an Underlying Fund to make intended securities purchases due to settlement problems could cause an Underlying Fund to miss attractive investment opportunities. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect an Underlying Fund against loss of its assets.
  Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.
  Risk of a Non-Diversified Fund. Compared to diversified mutual funds, a non-diversified fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. In certain situations, being non-diversified may reduce an Underlying Fund's credit risk by enabling it to avoid investing in certain countries, regions or sectors that exhibit above average credit risk. However, being non-diversified may also increase an Underlying Fund's risk by magnifying the impact (positively or negatively) that only one issuer has on an Underlying Fund's share price and performance.
  Share Ownership Concentration Risk. A majority of an Underlying Fund's Shares may be held by other mutual funds advised by the Adviser and its affiliates. It also is possible that some or all of these other mutual funds will decide to purchase or redeem Shares of the Underlying Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies. Accordingly, there is a risk that the share trading activities of these shareholders could disrupt the Underlying Fund's investment strategies which could have adverse consequences for the Underlying Fund and other shareholders (e.g., by requiring the Underlying Fund to sell investments at inopportune times or causing the Underlying Fund to maintain larger-than-expected cash positions pending acquisition of investments).
  Asset Class Risk. Certain of the Underlying Funds seek investment results that correspond generally to the performance of an index (the "Underlying Index"). Securities in the Underlying Index or in an Underlying Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.
  Issuer Risk. Underlying Fund performance depends on the performance of individual securities to which Underlying Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
  Management Risk. As an Underlying Fund does not fully replicate the Underlying Index which it seeks to track, it is subject to the risk that the investment adviser's strategy may not produce the intended results.
  Passive Investment Risk. Certain of the Underlying Funds which seek to correspond to the performance of an Underlying Index are not actively managed and the Adviser does not attempt to take defensive positions under any market conditions, including declining markets.
  Securities Lending Risk. An Underlying Fund may engage in securities lending. Securities lending involves the risk that an Underlying Fund may lose money because the borrower of the Underlying Fund's loaned securities fails to return the securities in a timely manner or at all. The Underlying Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
  Valuation Risk. The value of the securities in an Underlying Fund's portfolio may change on days when shareholders will not be able to purchase or sell an Underlying Fund's shares.
  Concentration Risk. To the extent that an Underlying Fund's investment are concentrated in a particular region, country, market, industry or asst class, an Underlying Fund may be susceptible to loss due to adverse occurrences affecting that region country, market, industry or asset class.
  High Portfolio Turnover Risk. An Underlying Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to an Underlying Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of an Underlying Fund's portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss and, in the case of a gain, would increase an investor's tax liability unless shares are held through a tax-deferred or exempt vehicle. These effects of higher than normal portfolio turnover may adversely affect an Underlying Fund's performance. In addition, investment in mortgage dollar rolls and participation in TBA transactions may significantly increase an Underlying Fund's portfolio turnover rate.
  Non U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.
  Commodity Exposure Risk. An Underlying Fund that invests in Canada, is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on the Canadian economy.
  Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including changes in commodity prices, government regulations, energy conservation efforts and possible civil liabilities.
  Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.
  Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.
  Geographic Risk. A natural disaster could occur in a geographic region in which an Underlying Fund invests.
  Privatization Risk. Some countries in which an Underlying Fund invests have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.
  Risks of Investing in India. Investment in Indian issuers involves risks that are specific to India, including legal, regulatory, political and economic risks. The securities markets in India are relatively underdeveloped and may subject an Underlying Fund investing in India to higher transaction costs or greater uncertainty than more developed securities markets. As a result, such risks may adversely affect the value of an Underlying Fund's investments.
  Russian Securities Risk. Investing in Russian securities involves significant risks, including risks associated with settlement of portfolio transactions and the risk of loss of an Underlying Fund's ownership rights in its portfolio securities, as a result of the system of share registration and custody in Russia.
  Securities Market Risk. Non-U.S. securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holding difficult or impossible at times.
  Security Risk. Some geographic areas in which an Underlying Fund invests have experienced security concerns. Incidents involving a country's security may cause uncertainty in these markets and may adversely affect their economies.
  Treaty/Tax Risk. An underlying Fund may rely on the Double Tax Avoidance Agreement between India and Mauritus (DTAA) for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower return to the Fund.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency."

September 27, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED MANAGED ALLOCATION PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Supplement [Text Block]	cik0000915279_SupplementTextBlock
Federated Balanced Allocation Fund

A Portfolio of Federated Managed Allocation Portfolios

Class A Shares (TICKER BAFAX)
Class B Shares (tICKER BAFBX)
Class C Shares (TICKER BAFCX)

SUPPLEMENT TO the summary PROSPECTUS DATED January 31, 2011

A Special Meeting of Shareholders of Federated Balanced Allocation Fund will be held at 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561, at 10:00 a.m. (Eastern Time), on November 8, 2011, for the following purpose:

To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Asset Allocation Fund would acquire all or substantially all of the assets of Federated Balanced Allocation Fund, a portfolio of Federated Managed Allocation Portfolios, in exchange for Class A Shares, Class B Shares and Class C Shares of Federated Asset Allocation Fund. The Shares of Federated Asset Allocation Fund held by Federated Balanced Allocation Fund would then be distributed to Federated Balanced Allocation Fund's Shareholders, pro rata, in complete liquidation and termination of Federated Balanced Allocation Fund. As a result of the reorganization, shareholders of Federated Balanced Allocation Fund will receive Shares of the corresponding share class of Federated Asset Allocation Fund.

If Shareholder approval of the above referenced proposal is granted, then upon such approval, please make the following changes to the applicable sections of the Summary Prospectus:

1. Under the heading entitled "What are the Fund's Main Investment Strategies?" please delete the section and replace it with the following:

"The Fund's investment objective is to provide capital appreciation. The Fund is a "Fund of Funds" and seeks to achieve its investment objective by investing primarily in the shares of other funds as set forth below ("Underlying Funds"). Under normal market conditions, the Fund expects to achieve a mix of approximately 50% of assets in equity securities and 50% of assets in fixed-income securities except to the extent the Fund maintains a cash position (e.g., in order to meet shareholder redemptions). The allocation of investments in each of the Underlying Funds set forth below may vary from time to time in an attempt to achieve the Fund's investment objective.

The Fund anticipates investing 40% to 50% of its assets in shares of the following Underlying Funds which invest primarily in equity securities ("Underlying Equity Funds"):

  Federated InterContinental Fund
  Federated Project and Trade Finance Core Fund
  iShares Russell 2000 Index Fund
  iShares Russell 1000 Index Fund
  iShares MSCI Emerging Markets Index Fund
  iShares MSCI EAFE Index Fund
  iShares MSCI Canada Index Fund

The Fund anticipates investing approximately 50% of its assets in share of the following Underlying Funds that invest primarily in fixed-income securities ("Underlying Fixed-Income Funds"):

  Federated High Yield Bond Portfolio
  Federated Mortgage Core Portfolio
  iShares Barclays Aggregate Bond Fund

The Fund decides how to allocate assets to Underlying Funds based upon: (i) the Adviser's outlook for the markets in which each Underlying Fund invests; (ii) the asset composition and anticipated performance of each Underlying Fund; and (iii) other global economic factors.

The Underlying Funds will, in turn invest in U.S. and foreign equity or fixed-income securities, depending upon the nature of each Underlying Fund's investment strategy. Underlying Funds may also invest in derivative contracts to implement their investment strategies. The investment strategy of each Underlying Fund is more fully described in the section of the Statutory Prospectus entitled "Information about the Underlying Funds." The Fund may also invest a portion of its assets directly in equity securities.

Certain of the Underlying Funds are exchange-traded funds (ETFs). The shares of ETFs are listed and traded on stock exchanges at market prices."

2. Under the heading entitled "What are the Main Risks of Investing in the Fund?" please delete the section and replace it with the following:

"All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. Shareholders of the Fund will be exposed to the risks of the Underlying Funds as described below.

The Underlying Funds are managed independently of the Fund and incur additional fees and/or expenses, which would therefore be borne indirectly by the Fund in connection with its investments in the Underlying Funds.

  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
  Sector Risk. Because an Underlying Fund may allocate relatively more assets to certain industry sectors than others, an Underlying Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Underlying Fund.
  Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because an Underlying Fund may invest in ADRs and other domestically traded securities of foreign companies, the Underlying Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Liquidity Risk. The equity securities and/or fixed-income securities in which an Underlying Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Underlying Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Underlying Fund could incur losses.
  Risk Related to Company Size. Because the smaller companies in which an Underlying Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more susceptible to adverse developments and more likely to fail than larger companies.
  Medium-Sized Companies Risk. An Underlying Fund may invest in mid-size companies. Mid-capitalization companies are more susceptible to adverse developments because they often have narrower markets and limited managerial and financial resources compared to larger, more established companies.
  Risk of Foreign Investing. Because an Underlying Fund invests in securities issued by foreign companies, the Underlying Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Currency Risk. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.
  Leverage Risk. Leverage risk is created when an investment (such as a derivative transaction) exposes the Underlying Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Underlying Fund's risk of loss and potential for gain.
  Interest Rate Risk. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall.
  Credit Risk. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Underlying Fund will fail to meet its obligations. This could cause the Underlying Fund to lose the benefit of the transaction or prevent the Underlying Fund from selling or buying other securities to implement its investment strategy.
  Call Risk. The Underlying Fund's performance may be adversely affected by the possibility than an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
  Mortgage-Backed Securities (MBS) Risk. A rise in interest rates may cause the value of MBS held by an Underlying Fund to decline. Certain MBS issued by government sponsored entities (GSEs) are not backed by the full faith and credit of the U.S. government. A non-agency MBS is subject to the risk that the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or a GSE. An Underlying Fund's investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS.
  Risk of Security Downgrades. The downgrade of the credit of a security held by an Underlying Fund may decrease its value. Fixed-income securities with lower ratings tend to have a higher probability that a borrower will default or fail to meet its payment obligations.
  Asset Segregation Risk. The requirement to secure its obligations in connection with certain transactions, including derivatives or other transactions that expose it to an obligation of another party, by owning underlying assets, entering into offsetting transactions or setting aside cash or liquid assets, may cause an Underlying Fund to miss favorable trading opportunities, or to realize losses on such offsetting transactions.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, an Underlying Fund holding such mortgages or MBS will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the prices of MBS may not rise to as great an extent as those of other fixed-income securities due to the potential prepayment of higher interest mortgages.
  Risk Associated with Noninvestment-Grade Securities. Securities rated below investment grade may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.
  Risk Related to the Economy. Lower grade bond returns are sensitive to changes in the economy.
  Risk of Loss After Redemption. An Underlying Fund may also invest in trade finance loan instruments primarily by investing in other investment companies (which are not available for general investment by the public) that own those instruments, is advised by an affiliate of the Adviser and is structured as an extended payment fund (EPF). In the EPF, an Underlying Fund, as shareholder, will bear the risk of investment loss during the period between when shares of such EPF are presented to the transfer agent of the EPF for redemption and when the net asset value of the EPF is determined for payment of the redeemed EPF shares.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to an Underlying Fund, and a potential reduction in gains to an Underlying Fund. Each of these issues is described in greater detail in the Prospectus. Derivative contracts and hybrid instruments may involve other risks described in the Prospectus or the Fund's Statement of Additional Information (SAI), such as stock market, interest rate, credit, currency, liquidity and leverage risks.
  Emerging Market Risk. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
  Custodial Services and Related Investment Costs Risk. Custodial services and other costs relating to investment in international securities markets generally are more expensive due to differing settlement and clearance procedures than those of the United States. The inability of an Underlying Fund to make intended securities purchases due to settlement problems could cause an Underlying Fund to miss attractive investment opportunities. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect an Underlying Fund against loss of its assets.
  Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.
  Risk of a Non-Diversified Fund. Compared to diversified mutual funds, a non-diversified fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. In certain situations, being non-diversified may reduce an Underlying Fund's credit risk by enabling it to avoid investing in certain countries, regions or sectors that exhibit above average credit risk. However, being non-diversified may also increase an Underlying Fund's risk by magnifying the impact (positively or negatively) that only one issuer has on an Underlying Fund's share price and performance.
  Share Ownership Concentration Risk. A majority of an Underlying Fund's Shares may be held by other mutual funds advised by the Adviser and its affiliates. It also is possible that some or all of these other mutual funds will decide to purchase or redeem Shares of the Underlying Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies. Accordingly, there is a risk that the share trading activities of these shareholders could disrupt the Underlying Fund's investment strategies which could have adverse consequences for the Underlying Fund and other shareholders (e.g., by requiring the Underlying Fund to sell investments at inopportune times or causing the Underlying Fund to maintain larger-than-expected cash positions pending acquisition of investments).
  Asset Class Risk. Certain of the Underlying Funds seek investment results that correspond generally to the performance of an index (the "Underlying Index"). Securities in the Underlying Index or in an Underlying Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.
  Issuer Risk. Underlying Fund performance depends on the performance of individual securities to which Underlying Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
  Management Risk. As an Underlying Fund does not fully replicate the Underlying Index which it seeks to track, it is subject to the risk that the investment adviser's strategy may not produce the intended results.
  Passive Investment Risk. Certain of the Underlying Funds which seek to correspond to the performance of an Underlying Index are not actively managed and the Adviser does not attempt to take defensive positions under any market conditions, including declining markets.
  Securities Lending Risk. An Underlying Fund may engage in securities lending. Securities lending involves the risk that an Underlying Fund may lose money because the borrower of the Underlying Fund's loaned securities fails to return the securities in a timely manner or at all. The Underlying Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
  Valuation Risk. The value of the securities in an Underlying Fund's portfolio may change on days when shareholders will not be able to purchase or sell an Underlying Fund's shares.
  Concentration Risk. To the extent that an Underlying Fund's investment are concentrated in a particular region, country, market, industry or asst class, an Underlying Fund may be susceptible to loss due to adverse occurrences affecting that region country, market, industry or asset class.
  High Portfolio Turnover Risk. An Underlying Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to an Underlying Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of an Underlying Fund's portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss and, in the case of a gain, would increase an investor's tax liability unless shares are held through a tax-deferred or exempt vehicle. These effects of higher than normal portfolio turnover may adversely affect an Underlying Fund's performance. In addition, investment in mortgage dollar rolls and participation in TBA transactions may significantly increase an Underlying Fund's portfolio turnover rate.
  Non U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.
  Commodity Exposure Risk. An Underlying Fund that invests in Canada, is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on the Canadian economy.
  Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including changes in commodity prices, government regulations, energy conservation efforts and possible civil liabilities.
  Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.
  Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.
  Geographic Risk. A natural disaster could occur in a geographic region in which an Underlying Fund invests.
  Privatization Risk. Some countries in which an Underlying Fund invests have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.
  Risks of Investing in India. Investment in Indian issuers involves risks that are specific to India, including legal, regulatory, political and economic risks. The securities markets in India are relatively underdeveloped and may subject an Underlying Fund investing in India to higher transaction costs or greater uncertainty than more developed securities markets. As a result, such risks may adversely affect the value of an Underlying Fund's investments.
  Russian Securities Risk. Investing in Russian securities involves significant risks, including risks associated with settlement of portfolio transactions and the risk of loss of an Underlying Fund's ownership rights in its portfolio securities, as a result of the system of share registration and custody in Russia.
  Securities Market Risk. Non-U.S. securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holding difficult or impossible at times.
  Security Risk. Some geographic areas in which an Underlying Fund invests have experienced security concerns. Incidents involving a country's security may cause uncertainty in these markets and may adversely affect their economies.
  Treaty/Tax Risk. An underlying Fund may rely on the Double Tax Avoidance Agreement between India and Mauritus (DTAA) for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower return to the Fund.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency."

September 27, 2011

Federated Balanced Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000915279_SupplementTextBlock
Federated Balanced Allocation Fund

A Portfolio of Federated Managed Allocation Portfolios

Class A Shares (TICKER BAFAX)
Class B Shares (tICKER BAFBX)
Class C Shares (TICKER BAFCX)

SUPPLEMENT TO the summary PROSPECTUS DATED January 31, 2011

A Special Meeting of Shareholders of Federated Balanced Allocation Fund will be held at 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561, at 10:00 a.m. (Eastern Time), on November 8, 2011, for the following purpose:

To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Asset Allocation Fund would acquire all or substantially all of the assets of Federated Balanced Allocation Fund, a portfolio of Federated Managed Allocation Portfolios, in exchange for Class A Shares, Class B Shares and Class C Shares of Federated Asset Allocation Fund. The Shares of Federated Asset Allocation Fund held by Federated Balanced Allocation Fund would then be distributed to Federated Balanced Allocation Fund's Shareholders, pro rata, in complete liquidation and termination of Federated Balanced Allocation Fund. As a result of the reorganization, shareholders of Federated Balanced Allocation Fund will receive Shares of the corresponding share class of Federated Asset Allocation Fund.

If Shareholder approval of the above referenced proposal is granted, then upon such approval, please make the following changes to the applicable sections of the Summary Prospectus:

1. Under the heading entitled "What are the Fund's Main Investment Strategies?" please delete the section and replace it with the following:

"The Fund's investment objective is to provide capital appreciation. The Fund is a "Fund of Funds" and seeks to achieve its investment objective by investing primarily in the shares of other funds as set forth below ("Underlying Funds"). Under normal market conditions, the Fund expects to achieve a mix of approximately 50% of assets in equity securities and 50% of assets in fixed-income securities except to the extent the Fund maintains a cash position (e.g., in order to meet shareholder redemptions). The allocation of investments in each of the Underlying Funds set forth below may vary from time to time in an attempt to achieve the Fund's investment objective.

The Fund anticipates investing 40% to 50% of its assets in shares of the following Underlying Funds which invest primarily in equity securities ("Underlying Equity Funds"):

  Federated InterContinental Fund
  Federated Project and Trade Finance Core Fund
  iShares Russell 2000 Index Fund
  iShares Russell 1000 Index Fund
  iShares MSCI Emerging Markets Index Fund
  iShares MSCI EAFE Index Fund
  iShares MSCI Canada Index Fund

The Fund anticipates investing approximately 50% of its assets in share of the following Underlying Funds that invest primarily in fixed-income securities ("Underlying Fixed-Income Funds"):

  Federated High Yield Bond Portfolio
  Federated Mortgage Core Portfolio
  iShares Barclays Aggregate Bond Fund

The Fund decides how to allocate assets to Underlying Funds based upon: (i) the Adviser's outlook for the markets in which each Underlying Fund invests; (ii) the asset composition and anticipated performance of each Underlying Fund; and (iii) other global economic factors.

The Underlying Funds will, in turn invest in U.S. and foreign equity or fixed-income securities, depending upon the nature of each Underlying Fund's investment strategy. Underlying Funds may also invest in derivative contracts to implement their investment strategies. The investment strategy of each Underlying Fund is more fully described in the section of the Statutory Prospectus entitled "Information about the Underlying Funds." The Fund may also invest a portion of its assets directly in equity securities.

Certain of the Underlying Funds are exchange-traded funds (ETFs). The shares of ETFs are listed and traded on stock exchanges at market prices."

2. Under the heading entitled "What are the Main Risks of Investing in the Fund?" please delete the section and replace it with the following:

"All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. Shareholders of the Fund will be exposed to the risks of the Underlying Funds as described below.

The Underlying Funds are managed independently of the Fund and incur additional fees and/or expenses, which would therefore be borne indirectly by the Fund in connection with its investments in the Underlying Funds.

  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
  Sector Risk. Because an Underlying Fund may allocate relatively more assets to certain industry sectors than others, an Underlying Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Underlying Fund.
  Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because an Underlying Fund may invest in ADRs and other domestically traded securities of foreign companies, the Underlying Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Liquidity Risk. The equity securities and/or fixed-income securities in which an Underlying Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Underlying Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Underlying Fund could incur losses.
  Risk Related to Company Size. Because the smaller companies in which an Underlying Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more susceptible to adverse developments and more likely to fail than larger companies.
  Medium-Sized Companies Risk. An Underlying Fund may invest in mid-size companies. Mid-capitalization companies are more susceptible to adverse developments because they often have narrower markets and limited managerial and financial resources compared to larger, more established companies.
  Risk of Foreign Investing. Because an Underlying Fund invests in securities issued by foreign companies, the Underlying Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Currency Risk. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.
  Leverage Risk. Leverage risk is created when an investment (such as a derivative transaction) exposes the Underlying Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Underlying Fund's risk of loss and potential for gain.
  Interest Rate Risk. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall.
  Credit Risk. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Underlying Fund will fail to meet its obligations. This could cause the Underlying Fund to lose the benefit of the transaction or prevent the Underlying Fund from selling or buying other securities to implement its investment strategy.
  Call Risk. The Underlying Fund's performance may be adversely affected by the possibility than an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
  Mortgage-Backed Securities (MBS) Risk. A rise in interest rates may cause the value of MBS held by an Underlying Fund to decline. Certain MBS issued by government sponsored entities (GSEs) are not backed by the full faith and credit of the U.S. government. A non-agency MBS is subject to the risk that the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or a GSE. An Underlying Fund's investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS.
  Risk of Security Downgrades. The downgrade of the credit of a security held by an Underlying Fund may decrease its value. Fixed-income securities with lower ratings tend to have a higher probability that a borrower will default or fail to meet its payment obligations.
  Asset Segregation Risk. The requirement to secure its obligations in connection with certain transactions, including derivatives or other transactions that expose it to an obligation of another party, by owning underlying assets, entering into offsetting transactions or setting aside cash or liquid assets, may cause an Underlying Fund to miss favorable trading opportunities, or to realize losses on such offsetting transactions.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, an Underlying Fund holding such mortgages or MBS will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the prices of MBS may not rise to as great an extent as those of other fixed-income securities due to the potential prepayment of higher interest mortgages.
  Risk Associated with Noninvestment-Grade Securities. Securities rated below investment grade may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.
  Risk Related to the Economy. Lower grade bond returns are sensitive to changes in the economy.
  Risk of Loss After Redemption. An Underlying Fund may also invest in trade finance loan instruments primarily by investing in other investment companies (which are not available for general investment by the public) that own those instruments, is advised by an affiliate of the Adviser and is structured as an extended payment fund (EPF). In the EPF, an Underlying Fund, as shareholder, will bear the risk of investment loss during the period between when shares of such EPF are presented to the transfer agent of the EPF for redemption and when the net asset value of the EPF is determined for payment of the redeemed EPF shares.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to an Underlying Fund, and a potential reduction in gains to an Underlying Fund. Each of these issues is described in greater detail in the Prospectus. Derivative contracts and hybrid instruments may involve other risks described in the Prospectus or the Fund's Statement of Additional Information (SAI), such as stock market, interest rate, credit, currency, liquidity and leverage risks.
  Emerging Market Risk. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
  Custodial Services and Related Investment Costs Risk. Custodial services and other costs relating to investment in international securities markets generally are more expensive due to differing settlement and clearance procedures than those of the United States. The inability of an Underlying Fund to make intended securities purchases due to settlement problems could cause an Underlying Fund to miss attractive investment opportunities. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect an Underlying Fund against loss of its assets.
  Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.
  Risk of a Non-Diversified Fund. Compared to diversified mutual funds, a non-diversified fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. In certain situations, being non-diversified may reduce an Underlying Fund's credit risk by enabling it to avoid investing in certain countries, regions or sectors that exhibit above average credit risk. However, being non-diversified may also increase an Underlying Fund's risk by magnifying the impact (positively or negatively) that only one issuer has on an Underlying Fund's share price and performance.
  Share Ownership Concentration Risk. A majority of an Underlying Fund's Shares may be held by other mutual funds advised by the Adviser and its affiliates. It also is possible that some or all of these other mutual funds will decide to purchase or redeem Shares of the Underlying Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies. Accordingly, there is a risk that the share trading activities of these shareholders could disrupt the Underlying Fund's investment strategies which could have adverse consequences for the Underlying Fund and other shareholders (e.g., by requiring the Underlying Fund to sell investments at inopportune times or causing the Underlying Fund to maintain larger-than-expected cash positions pending acquisition of investments).
  Asset Class Risk. Certain of the Underlying Funds seek investment results that correspond generally to the performance of an index (the "Underlying Index"). Securities in the Underlying Index or in an Underlying Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.
  Issuer Risk. Underlying Fund performance depends on the performance of individual securities to which Underlying Fund has exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
  Management Risk. As an Underlying Fund does not fully replicate the Underlying Index which it seeks to track, it is subject to the risk that the investment adviser's strategy may not produce the intended results.
  Passive Investment Risk. Certain of the Underlying Funds which seek to correspond to the performance of an Underlying Index are not actively managed and the Adviser does not attempt to take defensive positions under any market conditions, including declining markets.
  Securities Lending Risk. An Underlying Fund may engage in securities lending. Securities lending involves the risk that an Underlying Fund may lose money because the borrower of the Underlying Fund's loaned securities fails to return the securities in a timely manner or at all. The Underlying Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
  Valuation Risk. The value of the securities in an Underlying Fund's portfolio may change on days when shareholders will not be able to purchase or sell an Underlying Fund's shares.
  Concentration Risk. To the extent that an Underlying Fund's investment are concentrated in a particular region, country, market, industry or asst class, an Underlying Fund may be susceptible to loss due to adverse occurrences affecting that region country, market, industry or asset class.
  High Portfolio Turnover Risk. An Underlying Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to an Underlying Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of an Underlying Fund's portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss and, in the case of a gain, would increase an investor's tax liability unless shares are held through a tax-deferred or exempt vehicle. These effects of higher than normal portfolio turnover may adversely affect an Underlying Fund's performance. In addition, investment in mortgage dollar rolls and participation in TBA transactions may significantly increase an Underlying Fund's portfolio turnover rate.
  Non U.S. Issuers Risk. Non-U.S. issuers carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital.
  Commodity Exposure Risk. An Underlying Fund that invests in Canada, is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on the Canadian economy.
  Energy Sector Risk. The value of securities issued by companies in the energy sector may decline for many reasons, including changes in commodity prices, government regulations, energy conservation efforts and possible civil liabilities.
  Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates and decreased liquidity in credit markets. This sector has recently experienced significant losses, and the impact of recent legislation on the financials sector cannot be predicted.
  Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.
  Geographic Risk. A natural disaster could occur in a geographic region in which an Underlying Fund invests.
  Privatization Risk. Some countries in which an Underlying Fund invests have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.
  Risks of Investing in India. Investment in Indian issuers involves risks that are specific to India, including legal, regulatory, political and economic risks. The securities markets in India are relatively underdeveloped and may subject an Underlying Fund investing in India to higher transaction costs or greater uncertainty than more developed securities markets. As a result, such risks may adversely affect the value of an Underlying Fund's investments.
  Russian Securities Risk. Investing in Russian securities involves significant risks, including risks associated with settlement of portfolio transactions and the risk of loss of an Underlying Fund's ownership rights in its portfolio securities, as a result of the system of share registration and custody in Russia.
  Securities Market Risk. Non-U.S. securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holding difficult or impossible at times.
  Security Risk. Some geographic areas in which an Underlying Fund invests have experienced security concerns. Incidents involving a country's security may cause uncertainty in these markets and may adversely affect their economies.
  Treaty/Tax Risk. An underlying Fund may rely on the Double Tax Avoidance Agreement between India and Mauritus (DTAA) for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower return to the Fund.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency."

September 27, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2011